SHARE-BASED COMPENSATION (Schedule of Assumptions Used to Estimate Fair Value) (Details) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value per share	3.17	2.38	2.20
Expected volatility	61.00%	52.00%	49.00%
Expected dividends
Expected life	2 years 7 months 13 days	2 years 8 months 16 days	2 years 11 months 1 day
Risk-free interest rate (per annum)	0.34%	0.93%	1.15%